Sep. 30, 2024
PACE Small/Medium Co Growth Equity Investments | Class P Prospectus - PACE Small/Medium Co Growth Equity Investments
Investment objective
Capital appreciation.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shares of the fund are available in other classes that have different fees and expenses.

Shareholder fees (fees paid directly from your investment)
Maximum front-end sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

*  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management fees	0.70%
Distribution and/or service (12b-1) fees	None
Other expenses (includes administration fee of 0.10%)[1]	0.43
Total annual fund operating expenses	1.13
Management fee waiver/expense reimbursements[2]	0.05
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]	1.08

[1]  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.

[2]  The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.08% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$110	$354	$617	$1,370
* Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal strategies

Principal investments

The fund invests primarily in stocks of "emerging growth" companies that are believed to have potential for high future earnings growth relative to the overall market. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any bor-

rowing for investment purposes) in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 2500® Growth Index at the time of purchase. Dividend income is an incidental consideration in the investment advisors' selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as technology. The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations (i.e., capitalizations above the upper end of the market capitalization range of the companies in the Russell 2500® Growth Index at the time of purchase) and other securities, including securities convertible into stocks. The fund may invest up to 10% of its total assets in non-US securities, which may trade either within or outside the US. Non-US securities that trade within the US may include American Depositary Receipts and stocks of non-US issuers listed on US exchanges.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s). The relative value of each subadvisor's share of the fund's assets may change over time.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The main strategies of the subadvisors include:

•  A growth strategy that focuses on companies viewed as building their earnings power and intrinsic value.

•  A strategy in which the subadvisor seeks to identify and exploit the perception gap that exists between a company's business strength and the market's expectation of that strength.

•  A strategy in which the subadvisor invests primarily in growth-oriented equity securities of small- and mid- cap companies selected based on a multidimensional quantitative investment process.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Growth Index. The table also includes the average annual returns of the Russell 2500 Growth Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Riverbridge Partners, LLC ("Riverbridge") assumed day-to-day management of a portion of the fund's assets on October 1, 2005. An entity that was acquired by Calamos Advisors LLC ("Calamos") on May 31, 2019 assumed day-to-day management of a separate portion of the fund's assets on November 25, 2013. Calamos assumed day-to-day management of a separate portion of the fund's assets on May 31, 2019. Jacobs Levy Equity Management, Inc. ("Jacobs Levy") assumed day-to-day management of a separate portion of the fund's assets on January 10, 2019. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

PACE Small/Medium Co Growth Equity Investments Annual Total Returns of Class P Shares

Total return January 1 - September 30, 2024: 7.79% Best quarter during calendar years shown—2Q 2020: 33.82% Worst quarter during calendar years shown—1Q 2020: (24.17)%
Average annual total returns (for the periods ended December 31, 2023)
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	15.89%	10.83%	7.76%
Return after taxes on distributions	15.89	7.55	4.53
Return after taxes on distributions and sale of fund shares	9.40	8.15	5.34
Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)	25.96	15.16	11.48
Russell 2500 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	18.93	11.43	8.78

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.